Note 24 - Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
24.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, unbilled revenues, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across different service lines in various countries.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, UK and Euro currency operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk

The Company utilizes an interest rate risk management strategy that may use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2021:

	Carrying value at	Fair value measurements
	December 31, 2021	Level 1	Level 2	Level 3
Assets
Cash equivalents	$3,942	$3,942	$-	$-
Equity securities	11,917	11,760	157	-
Debt securities	8,381	-	8,381	-
Mortgage derivative assets	10,813	-	10,813	-
Warehouse receivables	174,717	-	174,717	-
Deferred Purchase Price on AR Facility	238,836	-	-	238,836
Total assets	$448,606	$15,702	$194,068	$238,836

Liabilities
Mortgage derivative liability	$1,564	$-	$1,564	$-
Interest rate swap liability	2,975	-	2,975	-
Contingent consideration liability	154,671	-	-	154,671
Total liabilities	$159,210	$-	$4,539	$154,671

There were no significant non-recurring fair value measurements recorded during the quarter ended December 31, 2021.

Cash equivalents

Cash equivalents include highly liquid investments with original maturities of less than three months. Actively traded cash equivalents where a quoted price is readily available are classified as Level 1 in the fair value hierarchy.

Financial instruments and other inventory positions owned

The Company records financial instruments and other inventory positions owned at fair value on the Consolidated Balance Sheets. These financial instruments are valued based on observable market data that may include quoted market prices dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instruments’ terms and conditions and are classified as Level 2 of the fair value hierarchy.

Certain investments in equity securities where quoted prices are readily available are classified as Level 1 in the fair value hierarchy. The Company increases or decreases its investment each reporting period by the change in the fair value of the investment reported in net earnings on the Consolidated Statements of Earnings.

Mortgage-related derivatives

The fair value of interest rate lock commitments and forward sale commitments are derivatives and considered Level 2 valuations. Fair value measurements for both interest rate lock commitments and forward sales commitment consider observable market data, particularly changes in interest rates. In the case of interest rate lock commitments, the fair value measurement also considers the expected net cash flows associated with the servicing of the loans or the fair value of MSRs. However, the Company has evaluated the impact of the fair value of the MSRs on the fair value of the derivatives and they do not have a significant impact on the derivative fair values. The Company also considers the impact of counterparty non-performance risk when measuring the fair value of these derivatives. Given the credit quality of the Company’s counterparties, the short duration of interest rate lock commitments and forward sales contracts and the Company’s historical experience, the risk of nonperformance by the counterparties does not have a significant impact on the determination of fair value.

Warehouse receivables

As at December 31, 2021, all of the Company’s mortgage warehouse receivables were under commitment to be purchased by a GSE or by a qualifying investor. These assets are classified as Level 2 in the fair value hierarchy as a substantial majority of the inputs are readily observable.

AR Facility deferred purchase price (“DPP”)

The Company recorded a DPP under its AR Facility. The DPP represents the difference between the fair value of the Receivables sold and the cash purchase price and is recognized at fair value as part of the sale transaction. The DPP is remeasured each reporting period in order to account for activity during the period, including the seller’s interest in any newly transferred Receivables, collections on previously transferred Receivables attributable to the DPP and changes in estimates for credit losses. Changes in the DPP attributed to changes in estimates for credit losses are expected to be immaterial, as the underlying Receivables are short-term and of high credit quality. The DPP is valued using Level 3 inputs, primarily discounted cash flows, with the significant inputs being discount rates ranging from 2.5% to 5.0% depending upon the aging of the Receivables. See note 15 for information on the AR Facility.

Changes in the fair value of the DPP comprises the following:

	2021	2020
Balance, January 1	$87,957	$69,873
Additions to DPP	306,088	68,017
Collections on DPP	(151,202)	(51,994)
Fair value adjustment	(71)	(142)
Foreign exchange and other	(3,937)	2,203
Balance, December 31	$238,835	$87,957

Interest rate swaps

In April 2017, the Company entered into interest rate swap agreements to convert the LIBOR floating interest rate on $100,000 of US dollar denominated debt into a fixed interest rate of 1.897% plus the applicable margin. In December 2018, the Company entered into additional interest rate swap agreements to convert the LIBOR floating interest rate on $100,000 of US dollar denominated debt into a fixed interest rate of 2.7205% plus the applicable margin. The swaps have maturity dates of January 18, 2022, and April 30, 2023, respectively. The interest rate swaps are measured at fair value on the consolidated balance sheets.

At the inception of the interest rate swaps, the Company designated each swap as a cash flow hedge. From inception until June 30, 2021, each of the swaps were determined to be effective with changes in the fair value recognized to accumulated other comprehensive earnings (loss).

On July 1, 2021, the Company dedesignated both hedging relationships. Gains or losses related to changes in the fair value of the swaps after July 1, 2021, are reported in interest expense on the consolidated statements of earnings.

As at June 30, 2021, $5,595 of cumulative losses were reported in accumulated other comprehensive earnings (loss). This accumulated other comprehensive loss will be recognized to interest expense commensurate with when the forecasted cash flows originally designated as a hedge affect earnings, or earlier if it is probable these forecasted cash flows will not occur. In the six months ended December 31, 2021, $2,260 of the accumulated other comprehensive loss was included in interest expense on the consolidated statements of earnings.

Contingent acquisition consideration

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 2.1% to 8.8%, with a weighted average of 4.6%). The wide range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. A 2% increase in the weighted average discount rate would reduce the fair value of contingent consideration by $1,400.

Changes in the fair value of the contingent consideration liability comprises the following:

	2021	2020
Balance, January 1	$115,643	$84,993
Amounts recognized on acquisitions	2,249	23,717
Fair value adjustments (note 6)	42,686	23,393
Resolved and settled in cash	(5,539)	(17,249)
Other	(368)	789
Balance, December 31	$154,671	$115,643

Less: current portion	$120,246	$5,802
Non-current portion	$34,425	$109,841

The carrying amounts for cash, restricted cash, accounts receivable, accounts payable, advisor loans, other receivables and accrued liabilities approximate their estimated fair values due to the short-term nature of these instruments, unless otherwise indicated. The carrying value of the Company’s Revolving Credit Facility and other short-term borrowings approximate their estimated fair value due to their short-term nature and variable interest rate terms. The inputs to the measurement of the fair value of non-current receivables, advisor loans and long-term debt are Level 3 inputs. The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates.

The following are estimates of the fair values for other financial instruments:

	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$529,089	$548,440	$255,790	$275,928
Convertible Notes	225,214	590,193	223,957	353,638